JPMORGAN CHASE BANK, N.A.

Seaport Center, 70 Fargo Street, Suite 3 East

Boston, Massachusetts 02210-1950

VIA EDGAR TRANSMISSION

March 23, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares Trust (the “Trust”)
Securities Act File No. 333-173967
Investment Company Act File No. 811-22555

Ladies and Gentlemen:

On behalf of the Trust, I hereby transmit for filing pursuant to Rule 497 under the Securities Act of 1933, as amended (the “1933 Act”), exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that mirrors the risk/return summary information contained in the supplement dated March 19, 2012 to the Prospectus dated March 1, 2012 for the FlexSharesSM iBoxx 5-Year Target Duration TIPS Index Fund, a series of the Trust, as filed pursuant to Rule 497 under the 1933 Act on March 19, 2012 (0001193125-12-121801).

Questions and comments may be directed to the undersigned at (617) 366-0668.

Very truly yours,

/s/ Charles J. Daly

Charles J. Daly

Enclosures

cc:	Peter K. Ewing
Craig Carberry, Esq.
Diana E. McCarthy, Esq.
Veena K. Jain, Esq.